UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-10303

Buffalo Funds
(Exact name of Registrant as specified in charter)

5420 West 61st Place
Shawnee Mission, KS  66205
(Address of principal executive offices) (Zip code)

Kent W. Gasaway
5420 West 61st Place
Shawnee Mission, KS  66205
(Name and address of agent for service)

(913) 384-1513
Registrant's telephone number, including area code

Date of fiscal year end: March 31, 2012

Date of reporting period: December 31, 2011

Item 1. Schedule of Investments.

Buffalo China Fund
Schedule of Investments
December 31, 2011 (Unaudited)

Shares or
Face Amount		Fair Value
	COMMON STOCKS - 94.98%
	Consumer Discretionary - 14.63%
	Automobiles - 4.12%
490,000	Dongfeng Motor Group Co. Ltd. - Class H	$840,368

	Hotels, Restaurants & Leisure - 0.67%
105,000	Fairwood Holdings Ltd.	137,357

	Specialty Retail - 8.67%
450,000	China ZhengTong Auto Services Holdings Ltd. (a)	441,506
3,320,000	Emperor Watch & Jewellery Ltd.	414,647
134,076	Lentuo Internationl Inc. - ADR (a)	335,190
1,266,000	Oriental Watch Holdings Ltd.	580,301
		1,771,644
	Textiles, Apparel & Luxury Goods - 1.17%
110,000	Stella International Holdings Ltd.	239,075
	Total Consumer Discretionary (Cost $4,131,993)	2,988,444

	Consumer Staples - 6.12%
	Food Products - 4.88%
100,000	Asian Citrus Holdings Ltd.	52,661
660,926	Asian Citrus Holdings Ltd.	362,837
271,000	Biostime International Holdings Ltd.	478,034
135,000	China Agri-Industries Holdings Ltd.	102,728
		996,260
	Personal Products - 1.24%
27,000	Hengan International Group Co. Ltd.	252,562
	Total Consumer Staples (Cost $1,173,618)	1,248,822

	Energy - 18.32%
	Oil, Gas & Consumable Fuels - 18.32%
662,000	China Petroleum & Chemical Corp. - Class H	696,385
178,500	China Shenhua Energy Co.	774,528
660,000	CNOOC Ltd.	1,154,018
636,000	PetroChina Company Ltd.	791,868
150,000	Yanzhou Coal Mining Company Ltd. - Class H	320,217
	Total Energy (Cost $2,294,573)	3,737,016

	Financials - 16.66%
	Commercial Banks - 7.02%
980,000	Agricultural Bank of China Ltd. - Class H	421,446
700,000	Bank Of China Ltd. - Class H	257,770
393,000	China Construction Bank - Class H	274,259
807,500	Industrial & Commercial Bank of China Ltd. - Class H	479,306
		1,432,781
	Insurance - 9.64%
295,000	AIA Group Ltd.	921,092
100,000	China Life Insurance Co., Ltd. - Class H	247,212
591,800	PICC Property and Casuality Co. Ltd. - Class H (a)	800,080
		1,968,384
	Total Financials (Cost $3,759,364)	3,401,165

	Health Care - 2.44%
	Biotechnology - 1.71%
34,200	3SBio, Inc. - ADR (a)	349,524

	Health Care Equipment & Supplies - 0.73%
5,800	Mindray Medical International Ltd. - ADR	148,712
	Total Health Care (Cost $495,180)	498,236

	Industrials - 6.63%
	Airlines - 2.96%
1,193,000	China Southern Airline Co. Ltd. - Class H (a)	603,673

	Electrical Equipment - 0.58%
40,000	Dongfang Electric Corp. Ltd. - Class H	118,456

	Machinery - 1.63%
310,000	Zoomlion Heavy Industry Science and Technology Development Co., Ltd. - Class H	333,685

	Transportation Infrastructure - 1.46%
507,000	Anhui Expressway Co.	297,675
	Total Industrials (Cost $1,018,421)	1,353,489

	Information Technology - 3.75%
	Internet Software & Services - 2.02%
32,700	ChinaCache International Holdings Ltd. - ADR (a)	131,127
14,000	Tencent Holdings Ltd	281,384
		412,511
	IT Services - 1.73%
677,000	Travelsky Technology Ltd. - Class H	352,159
	Total Information Technology (Cost $1,032,368)	764,670

	Materials - 8.42%
	Chemicals - 3.32%
894,000	China BlueChemical Ltd. - Class H	676,837

	Construction Materials - 4.04%
177,000	Anhui Conch Cement Co. Ltd.	525,307
450,000	China Shanshui Cement Group	299,552
		824,859
	Metals & Mining - 1.06%
100,000	Jiangxi Copper Company Ltd. - Class H	216,053
	Total Materials (Cost $1,289,808)	1,717,749

	Telecommunication Services - 13.94%
	Diversified Telecommunication Services - 8.58%
120,000	China Communications Services Corp. Ltd. - Class H	54,078
1,622,000	China Telecom Corp. Ltd. - Class H	923,086
368,000	China Unicom Ltd.	774,228
		1,751,392
	Wireless Telecommunication Services - 5.36%
112,000	China Mobile Ltd.	1,094,533
	Total Telecommunication Services (Cost $2,602,485)	2,845,925

	Utilities - 4.07%
	Independent Power Producers & Energy Traders - 3.33%
758,000	Datang International Power Generation Company Ltd. - Class H	250,825
808,000	Huaneng Power International, Inc. - Class H	429,666
		680,491
	Water Utilities - 0.74%
250,000	Guangdong Investment Ltd.	151,611
	Total Utilities (Cost $1,065,846)	832,102

	TOTAL COMMON STOCKS (Cost $18,863,656)	19,387,618

	SHORT TERM INVESTMENTS - 1.22%
	Investment Company - 1.22%
$249,690	Fidelity Institutional Government Portfolio - 0.01% (b)	249,690
	Total Investment Company	249,690

	TOTAL SHORT TERM INVESTMENTS (Cost $249,690)	249,690

	Total Investments (Cost ($19,113,346) - 96.20%	19,637,308
	Other Assets in Excess of Liabilities - 3.80%	776,357
	TOTAL NET ASSETS - 100.00%	$20,413,665

ADR	American Depositary Receipt
(a)	Non Income Producing.
(b)	7-day yield.

The cost basis of investments for federal income tax purposes at December 31, 2011 was as follows*:

Cost of investments	$19,113,346
Gross unrealized appreciation	2,981,101
Gross unrealized depreciation	(2,457,139)
Net unrealized appreciation	$523,962

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
For the previous fiscal year's federal tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

As of December 31, 2011, the country diversification was as follows:
	Fair Value	Percentage
China	10,473,926	51.31%
Hong Kong	8,913,692	43.67%
Total Common Stock and Warrants	19,387,618	94.98%
Total Short Term Investment	249,690	1.22%
Total Investments	19,637,308	96.20%
Other Assets in Excess of Liabilities	776,357	3.80%
TOTAL NET ASSETS	$20,413,665	100.00%

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor
Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Buffalo Flexible Income Fund
Schedule of Investments
December 31, 2011 (Unaudited)

Shares or
Face Amount		Fair Value
	COMMON STOCKS - 53.50%
	Consumer Discretionary - 0.82%
	Hotels, Restaurants & Leisure - 0.82%
20,000	McDonald's Corp.	$2,006,600
	Total Consumer Discretionary (Cost $1,457,184)	2,006,600

	Consumer Staples - 15.61%
	Beverages - 3.74%
60,000	The Coca Cola Co.	4,198,200
25,000	Dr. Pepper Snapple Group, Inc.	987,000
60,000	PepsiCo, Inc. (a)	3,981,000
		9,166,200
	Food & Staples Retailing - 3.66%
40,000	Costco Wholesale Corp.	3,332,800
70,000	Sysco Corp.	2,053,100
60,000	Wal-Mart Stores, Inc.	3,585,600
		8,971,500
	Food Products - 3.20%
65,000	Campbell Soup Co. (a)	2,160,600
35,000	ConAgra Foods, Inc. (a)	924,000
20,000	Kellogg Co.	1,011,400
100,000	Kraft Foods Inc. - Class A	3,736,000
		7,832,000
	Household Products - 5.01%
45,000	The Clorox Co.	2,995,200
25,000	Colgate-Palmolive Co.	2,309,750
40,000	Kimberly-Clark Corp.	2,942,400
60,000	The Procter & Gamble Co.	4,002,599
		12,249,949
	Total Consumer Staples (Cost $30,540,275)	38,219,649

	Energy - 12.51%
	Energy Equipment & Services - 1.40%
35,000	Patterson-UTI Energy, Inc. (a)	699,300
40,000	Schlumberger Ltd. (a)(c)	2,732,400
		3,431,700
	Oil, Gas & Consumable Fuels - 11.11%
70,000	Chevron Corp.	7,448,000
75,000	ConocoPhillips	5,465,250
50,000	Exxon Mobil Corp.	4,238,000
20,000	Hess Corp.	1,136,000
41,000	HollyFrontier Corp. (a)	959,400
70,000	Marathon Oil Corp.	2,048,900
35,000	Marathon Petroleum Corp.	1,165,150
65,000	Royal Dutch Shell PLC - ADR (a)(c)	4,750,850
		27,211,550
	Total Energy (Cost $17,909,088)	30,643,250

	Financials - 4.13%
	Insurance - 4.13%
150,000	The Allstate Corp.	4,111,500
60,000	Chubb Corp.	4,153,200
60,900	Cincinnati Financial Corp.	1,855,014
	Total Financials (Cost $9,523,689)	10,119,714

	Health Care - 7.01%
	Health Care Equipment & Supplies - 0.40%
20,000	Baxter International, Inc.	989,600

	Pharmaceuticals - 6.61%
65,000	Abbott Laboratories	3,654,950
52,500	Eli Lilly & Co. (a)	2,181,900
60,000	GlaxoSmithKline, PLC - ADR (c)	2,737,800
50,000	Johnson & Johnson	3,279,000
200,000	Pfizer, Inc.	4,328,000
		16,181,650
	Total Health Care (Cost $14,268,191)	17,171,250

	Industrials - 6.75%
	Aerospace & Defense - 1.50%
50,000	The Boeing Co. (a)	3,667,500

	Commercial Services & Supplies - 2.62%
170,000	Pitney Bowes, Inc. (a)	3,151,800
100,000	Waste Management Inc.	3,271,000
		6,422,800
	Industrial Conglomerates - 2.63%
360,000	General Electric Co.	6,447,600
	Total Industrials (Cost $15,795,145)	16,537,900

	Information Technology - 4.14%
	Semiconductors & Semiconductor Equipment - 2.02%
100,000	Applied Materials, Inc.	1,071,000
160,000	Intel Corp. (a)	3,880,000
		4,951,000
	Software - 2.12%
200,000	Microsoft Corp. (a)	5,192,000
	Total Information Technology (Cost $9,086,292)	10,143,000

	Materials - 1.39%
	Chemicals - 1.39%
55,000	The Dow Chemical Co.	1,581,800
40,000	E.I. du Pont de Nemours & Co.	1,831,200
	Total Materials (Cost $3,133,290)	3,413,000

	Telecommunication Services - 0.11%
	Diversified Telecommunication Services - 0.11%
7,000	CenturyLink Inc.	260,400
	Total Telecommunication Services (Cost $239,847)	260,400

	Utilities - 1.03%
	Gas Utilities - 0.45%
55,000	Questar Corp.	1,092,300

	Multi-Utilities - 0.58%
25,000	OGE Energy Corp.	1,417,750
	Total Utilities (Cost $1,860,857)	2,510,050

	TOTAL COMMON STOCKS (Cost $103,813,858)	131,024,813

	CONVERTIBLE BONDS - 0.37%
	Health Care - 0.37%
	Biotechnology - 0.37%
	Amylin Pharmaceuticals, Inc.
1,000,000	3.000%, 06/15/2014	895,000
	Total Health Care (Cost $893,263)	895,000

	TOTAL CONVERTIBLE BONDS (Cost $893,263)	895,000

	CORPORATE BONDS - 31.01%
	Consumer Discretionary - 8.32%
	Diversified Consumer Services - 1.24%
	Carriage Services, Inc.
3,000,000	7.875%, 01/15/2015	3,037,500

	Hotels, Restaurants & Leisure - 1.34%
	Isle of Capri Casinos
3,500,000	7.000%, 03/01/2014	3,290,000

	Leisure Equipment & Products - 0.76%
	Brunswick Corp.
2,000,000	7.375%, 09/01/2023	1,860,000

	Meda - 3.92%
	Lions Gate Entertainment Inc.
9,500,000	10.250%, 11/01/2016 (c)	9,595,000

	Specialty Retail - 1.06%
	Sonic Automotive, Inc.
1,000,000	9.000%, 03/15/2018	1,057,500
	United Auto Group, Inc.
1,500,000	7.750%, 12/15/2016	1,545,000
		2,602,500
	Total Consumer Discretionary (Cost $20,343,351)	20,385,000

	Consumer Staples - 2.98%
	Food & Staples Retailing - 1.63%
	The Pantry, Inc.
4,000,000	7.750%, 02/15/2014	3,990,000

	Food Products - 1.35%
	Smithfield Foods, Inc.
3,000,000	7.750%, 07/01/2017	3,300,000
	Total Consumer Staples (Cost $6,926,915)	7,290,000

	Energy - 7.34%
	Energy Equipment & Services - 0.77%
	Hornbeck Offshore Services, Inc.
1,500,000	6.125%, 12/01/2014	1,516,875
350,000	8.000%, 09/01/2017	361,813
		1,878,688
	Oil, Gas & Consumable Fuels - 6.57%
	Berry Petroleum Co.
3,000,000	8.250%, 11/01/2016	3,135,000
	Frontier Oil Corp.
2,000,000	8.500%, 09/15/2016	2,140,000
	Goodrich Petroleum Corp.
1,100,000	8.875%, 03/15/2019 (b)	1,105,500
	Swift Energy Co.
5,000,000	7.125%, 06/01/2017	4,999,999
	United Refining Co.
5,000,000	10.500%, 02/28/2018	4,700,000
		16,080,499
	Total Energy (Cost $17,541,303)	17,959,187

	Health Care - 3.05%
	Health Care Providers & Services - 1.69%
	CHS/Community Health Systems, Inc.
1,807,000	8.875%, 07/15/2015	1,870,245
	ExamWorks Group, Inc.
2,500,000	9.000%, 07/15/2019 (b)	2,275,000
		4,145,245
	Pharmaceuticals - 1.36%
	Warner Chilcott Corp.
3,250,000	7.750%, 09/15/2018 (c)	3,335,313
	Total Health Care (Cost $7,201,638)	7,480,558

	Industrials - 6.69%
	Commercial Services & Supplies - 2.05%
	Iron Mountain, Inc.
3,000,000	6.625%, 01/01/2016	3,015,000
	RR Donnelley & Sons Co.
2,000,000	8.600%, 08/15/2016	2,012,500
		5,027,500
	Construction & Engineering - 1.24%
	Tutor Perini Corp.
3,200,000	7.625%, 11/01/2018	3,040,000

	Consumer Services & Supplies - 1.02%
	Interface, Inc.
2,445,000	9.500%, 02/01/2014	2,487,788

	Road & Rail - 2.38%
	Kansas City Southern de Mexico SA de CV
2,000,000	8.000%, 02/01/2018 (c)	2,210,000
	Quality Distribution LLC/QD Capital Corp.
3,500,000	9.875%, 11/01/2018	3,622,500
		5,832,500
	Total Industrials (Cost $16,016,794)	16,387,788

	Information Technology - 2.63%
	Electronic Equipment, Instruments & Components - 0.95%
	Kemet Corp.
2,200,000	10.500%, 05/01/2018	2,337,500

	IT Services - 0.85%
	iGate Corp.
2,000,000	9.000%, 05/01/2016 (b)	2,075,000

	Software - 0.83%
	Audatex North America, Inc.
2,000,000	6.750%, 06/15/2018	2,030,000
	Total Information Technology (Cost $6,333,819)	6,442,500

	TOTAL CORPORATE BONDS (Cost $74,363,820)	75,945,033

	SHORT TERM INVESTMENTS - 13.03%
	Investment Company - 13.03%
$22,300,000	Fidelity Institutional Government Portfolio - 0.01% (d)	22,300,000
9,602,248	The STIT-Treasury Portfolio - 0.02% (d)	9,602,248
	Total Investment Company	31,902,248

	TOTAL SHORT TERM INVESTMENTS (Cost $31,902,248)	31,902,248

	Total Investments (Cost ($210,973,189) - 97.91%	239,767,094
	Other Assets in Excess of Liabilities - 2.09%	5,110,936
	TOTAL NET ASSETS - 100.00%	$244,878,030

ADR	American Depositary Receipt
PLC	Public Limited Company
(a)	Portions of these investments are segregated as collateral for open written option contracts.
(b)	Restricted security deemed liquid. The total value of restricted securities is $5,455,500 (2.23% of net assets) at December 31, 2011.
(c)	Foreign Issued Security. The total value of these securities amounted to $25,361,363 (10.36% of net assets) at December 31, 2011.
(d)	7-day yield.

The cost basis of investments for federal income tax purposes at December 31, 2011 was as follows*:

Cost of investments	$210,973,189
Premium on options written	54,572
Gross unrealized appreciation	30,627,816
Gross unrealized depreciation	(1,858,264)
Net unrealized appreciation	$28,769,552

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
For the previous fiscal year's federal tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor
Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Buffalo Flexible Income Fund
Schedule of Options Written
December 31, 2011 (Unaudited)

Contracts		Value
	CALL OPTIONS

	The Boeing Co.
100	Expiration: January 2012, Exercise Price: $75.00	$9,400
	Campbell Soup Co.
50	Expiration: February 2012, Exercise Price: $34.00	2,000
	ConAgra Foods, Inc.
30	Expiration: January 2012, Exercise Price: $27.00	450
	Eli Lilly & Co.
25	Expiration: January 2012, Exercise Price: $43.00	725
	HollyFrontier Corp.
50	Expiration: January 2012, Exercise Price: $24.50	2,750
300	Expiration: January 2012, Exercise Price: $25.50	8,250
	Intel Corp.
250	Expiration: January 2012, Exercise Price: $25.00	8,250
	Microsoft Corp.
250	Expiration: January 2012, Exercise Price: $27.50	2,500
	Patterson-UTI Energy, Inc.
20	Expiration: January 2012, Exercise Price: $21.00	800
	PepsiCo, Inc.
250	Expiration: January 2012, Exercise Price: $67.50	10,000
	Pitney Bowes, Inc.
500	Expiration: January 2012, Exercise Price: $19.00	12,500
	Royal Dutch Shell PLC
200	Expiration: January 2012, Exercise Price: $75.00	14,000
	Schlumberger Ltd.
100	Expiration: January 2012, Exercise Price: $72.50	7,300
	Total Written Option (Premium received $54,572)	$78,925

Buffalo Growth Fund
Schedule of Investments
December 31, 2011 (Unaudited)

Shares or
Face Amount		Fair Value
	COMMON STOCKS - 93.73%
	Consumer Discretionary - 11.90%
	Auto Components - 2.67%
151,600	Gentex Corp.	$4,485,844
237,800	Johnson Controls, Inc.	7,433,628
		11,919,472
	Hotels, Restaurants & Leisure - 4.95%
75,500	McDonald's Corp.	7,574,915
184,800	Starwood Hotels & Resorts Worldwide, Inc.	8,864,856
94,900	Yum! Brands, Inc.	5,600,049
		22,039,820
	Household Durables - 2.08%
244,000	Harman International Industries, Inc.	9,281,760

	Specialty Retail - 1.27%
116,000	Abercrombie & Fitch Co. - Class A	5,665,440

	Textiles, Apparel & Luxury Goods - 0.93%
29,900	Ralph Lauren Corp.	4,128,592
	Total Consumer Discretionary (Cost $49,322,130)	53,035,084

	Consumer Staples - 1.07%
	Beverages - 1.07%
68,400	The Coca Cola Co.	4,785,948
	Total Consumer Staples (Cost $3,926,426)	4,785,948

	Energy - 5.23%
	Energy Equipment & Services - 5.23%
202,200	Baker Hughes, Inc.	9,835,008
65,800	Lufkin Industries, Inc.	4,428,998
132,600	Schlumberger Ltd. (b)	9,057,906
	Total Energy (Cost $27,036,941)	23,321,912

	Financials - 6.08%
	Capital Markets - 2.59%
69,300	Affiliated Managers Group, Inc. (a)	6,649,335
85,700	T. Rowe Price Group Inc.	4,880,615
		11,529,950
	Diversified Financial Services - 3.49%
342,700	JPMorgan Chase & Co.	11,394,775
126,700	MSCI, Inc. (a)	4,172,231
		15,567,006
	Total Financials (Cost $28,434,044)	27,096,956

	Health Care - 15.24%
	Health Care Equipment & Supplies - 5.55%
467,100	Align Technology, Inc. (a)	11,081,948
138,500	Baxter International, Inc.	6,852,980
111,000	Haemonetics Corp. (a)	6,795,420
		24,730,348
	Life Sciences Tools & Services - 3.46%
281,400	Agilent Technologies, Inc. (a)	9,829,302
204,100	Charles River Laboratories International, Inc. (a)	5,578,053
		15,407,355
	Pharmaceuticals - 6.23%
165,600	Abbott Laboratories	9,311,688
140,600	Allergan, Inc.	12,336,244
93,900	Johnson & Johnson	6,157,962
		27,805,894
	Total Health Care (Cost $61,473,278)	67,943,597

	Industrials - 11.92%
	Aerospace & Defense - 2.23%
135,300	The Boeing Co.	9,924,255

	Air Freight & Logistics - 2.50%
133,500	FedEx Corp.	11,148,585

	Electrical Equipment - 1.94%
185,300	Emerson Electric Co.	8,633,127

	Industrial Conglomerates - 3.22%
84,900	3M Co.	6,938,877
416,100	General Electric Co.	7,452,351
		14,391,228
	Machinery - 1.42%
116,700	Chart Industries, Inc. (a)	6,309,969

	Professional Services - 0.61%
71,700	The Corporate Executive Board Co.	2,731,770
	Total Industrials (Cost $50,848,499)	53,138,934

	Information Technology - 37.90%
	Communications Equipment - 9.37%
638,800	Cisco Systems, Inc.	11,549,503
478,500	Juniper Networks, Inc. (a)	9,766,185
193,700	Motorola Solutions, Inc.	8,966,373
210,500	QUALCOMM Inc.	11,514,350
		41,796,411
	Computers & Peripherals - 5.46%
34,600	Apple Inc. (a)	14,013,000
285,200	NetApp, Inc. (a)	10,344,204
		24,357,204
	Electronic Equipment, Instruments & Components - 1.82%
312,900	National Instruments Corp.	8,119,755

	Internet Software & Services - 8.11%
276,100	Akamai Technologies, Inc. (a)	8,912,508
249,900	Ancestry.com, Inc. (a)	5,737,704
378,200	eBay Inc. (a)	11,470,806
15,500	Google Inc. - Class A (a)	10,011,450
		36,132,468
	IT Services - 1.49%
65,500	Visa Inc.	6,650,215

	Semiconductors & Semiconductor Equipment - 7.17%
126,300	Altera Corp.	4,685,730
599,900	Applied Materials, Inc.	6,424,929
262,700	Broadcom Corp. - Class A	7,712,872
112,300	KLA-Tencor Corp.	5,418,475
264,800	Texas Instruments, Inc.	7,708,328
		31,950,334
	Software - 4.48%
470,840	Electronic Arts Inc. (a)	9,699,304
400,100	Oracle Corp.	10,262,565
		19,961,869
	Total Information Technology (Cost $162,988,808)	168,968,256

	Materials - 4.39%
	Chemicals - 4.39%
57,700	FMC Corp.	4,964,508
123,600	Monsanto Co.	8,660,652
55,500	Praxair, Inc.	5,932,950
	Total Materials (Cost $17,843,442)	19,558,110

	TOTAL COMMON STOCKS (Cost $401,873,568)	417,848,797

	SHORT TERM INVESTMENTS - 5.22%
	Investment Company - 5.22%
$23,261,576	Fidelity Institutional Government Portfolio - 0.01% (c)	23,261,576
	Total Investment Company	23,261,576

	TOTAL SHORT TERM INVESTMENTS (Cost $23,261,576)	23,261,576

	Total Investments (Cost ($425,135,144) - 98.95%	441,110,373
	Other Assets in Excess of Liabilities - 1.05%	4,658,341
	TOTAL NET ASSETS - 100.00%	$445,768,714

(a)	Non Income Producing.
(b)	Foreign Issued Security. The total value of these securities amounted to $9,057,906 (2.03% of
	net assets) at December 31, 2011.
(c)	7-day yield.

The cost basis of investments for federal income tax purposes at December 31, 2011 was as follows*:

Cost of investments	$425,135,144
Gross unrealized appreciation	37,767,512
Gross unrealized depreciation	(21,792,283)
Net unrealized appreciation	$15,975,229

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
For the previous fiscal year's federal tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor
Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Buffalo High Yield Fund
Schedule of Investments
December 31, 2011 (Unaudited)

Shares or
Face Amount		Fair Value
	COMMON STOCKS - 3.69%
	Consumer Discretionary - 1.03%
	Hotels, Restaurants & Leisure - 1.03%
121,334	WMS Industries Inc. (a)	$2,489,774
	Total Consumer Discretionary (Cost $1,600,188)	2,489,774

	Consumer Staples - 0.54%
	Food Products - 0.54%
35,000	Kraft Foods Inc. - Class A	1,307,600
	Total Consumer Staples (Cost $1,072,894)	1,307,600

	Financials - 0.48%
	Diversified Financial Services - 0.48%
35,000	JPMorgan Chase & Co.	1,163,750
	Total Financials (Cost $1,604,106)	1,163,750

	Health Care - 1.64%
	Pharmaceuticals - 1.64%
48,000	Abbott Laboratories	2,699,040
19,000	Johnson & Johnson	1,246,020
	Total Health Care (Cost $3,344,228)	3,945,060

	Special Purpose Entity - 0.00%
	Broadcasting (except Internet) - 0.00%
725,000	Adelphia Recovery Trust (a)(b)	0
	Total Special Purpose Entity (Cost $712,005)	0

	TOTAL COMMON STOCKS (Cost $8,333,421)	8,906,184

	CONVERTIBLE PREFERRED STOCKS - 3.07%
	Consumer Discretionary - 0.77%
	Media - 0.77%
2,005	The Interpublic Group of Companies, Inc.	1,854,625
	Total Consumer Discretionary (Cost $2,015,050)	1,854,625

	Financials - 1.39%
	Commercial Banks - 1.39%
108,200	Boston Private Capital Trust I (a)	3,360,963
	Total Financials (Cost $5,342,000)	3,360,963

	Health Care - 0.91%
	Health Care Providers & Services - 0.91%
2,500	HealthSouth Corp.	2,194,375
	Total Health Care (Cost $2,563,619)	2,194,375

	TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $9,920,669)	7,409,963

	PREFERRED STOCKS - 2.22%
	Financials - 2.22%
	Capital Markets - 0.92%
50,000	AMG Capital Trust I	2,218,750

	Real Estate Management & Development - 1.30%
125,000	Firstservice Corp. (d)	3,134,375
	Total Financials (Cost $5,032,681)	5,353,125

	TOTAL PREFERRED STOCKS (Cost $5,032,681)	5,353,125

	CONVERTIBLE BONDS - 9.05%
	Consumer Discretionary - 0.46%
	Media - 0.46%
	The Interpublic Group of Companies, Inc.
1,000,000	4.750%, 03/15/2023	1,102,500
	Total Consumer Discretionary (Cost $990,000)	1,102,500

	Consumer Staples - 0.12%
	Food & Staples Retailing - 0.12%
	The Pantry, Inc.
300,000	3.000%, 11/15/2012	294,750
	Total Consumer Staples (Cost $280,731)	294,750

	Energy - 1.87%
	Energy Equipment & Services - 1.87%
	Hornbeck Offshore Services Inc.
4,500,000	1.625%, 11/15/2026	4,522,500
	Total Energy (Cost $3,995,299)	4,522,500

	Financials - 0.53%
	Capital Markets - 0.53%
	Janus Capital Group, Inc.
1,300,000	3.250%, 07/15/2014	1,283,750
	Total Financials (Cost $1,304,838)	1,283,750

	Health Care - 4.48%
	Biotechnology - 1.11%
	Amylin Pharmaceuticals, Inc.
3,000,000	3.000%, 06/15/2014	2,685,000

	Health Care Equipment & Supplies - 2.06%
	NuVasive, Inc.
2,000,000	2.250%, 03/15/2013	1,965,000
500,000	2.750%, 07/01/2017	366,875
	SonoSite, Inc.
1,800,000	3.750%, 07/15/2014	2,643,750
		4,975,625
	Life Sciences Tools & Services - 1.31%
	Charles River Laboratories International, Inc.
3,250,000	2.250%, 06/15/2013	3,164,688
	Total Health Care (Cost $10,139,440)	10,825,313

	Industrials - 1.50%
	Electrical Equipment - 0.79%
	General Cable Corp.
2,000,000	4.500%, 11/15/2029	1,902,499

	Machinery - 0.11%
	Chart Industries, Inc.
250,000	2.000%, 08/01/2018	265,313

	Trading Companies & Distributors - 0.60%
	WESCO International, Inc.
710,000	6.000%, 09/15/2029	1,440,413
	Total Industrials (Cost $2,834,728)	3,608,225

	Materials - 0.09%
	Metals & Mining - 0.09%
	Steel Dynamics, Inc.
200,000	5.125%, 06/15/2014	218,750
	Total Materials (Cost $200,000)	218,750

	TOTAL CONVERTIBLE BONDS (Cost $19,745,036)	21,855,788

	CORPORATE BONDS - 70.46%
	Consumer Discretionary - 28.74%
	Diversified Consumer Services - 3.26%
	Carriage Services, Inc.
3,000,000	7.875%, 01/15/2015	3,037,500
	Education Management LLC
4,800,000	8.750%, 06/01/2014	4,836,000
		7,873,500
	Hotels, Restaurants & Leisure - 6.72%
	Cedar Fair L.P.
600,000	9.125%, 08/01/2018	655,500
	Gaylord Entertainment Co.
3,000,000	6.750%, 11/15/2014	2,984,999
	Isle of Capri Casinos
2,928,000	7.000%, 03/01/2014	2,752,320
	Penn National Gaming, Inc.
1,600,000	8.750%, 08/15/2019	1,748,000
	Pinnacle Entertainment, Inc.
2,000,000	7.500%, 06/15/2015	1,990,000
	Royal Caribbean Cruises Ltd.
1,450,000	7.000%, 06/15/2013 (d)	1,529,750
1,615,000	7.500%, 10/15/2027 (d)	1,590,775
	Scientific Games International Inc.
350,000	7.875%, 06/15/2016 (c)	356,125
	Speedway Motorsports, Inc.
1,000,000	8.750%, 06/01/2016	1,095,000
500,000	6.750%, 02/01/2019	507,500
	Vail Resorts, Inc.
1,000,000	6.500%, 05/01/2019	1,025,000
		16,234,969
	Household Durables - 1.78%
	Jarden Corp.
2,000,000	7.500%, 05/01/2017	2,130,000
	Sealy Mattress Co.
2,080,000	8.250%, 06/15/2014	2,069,600
85,000	10.875%, 04/15/2016 (c)	93,288
		4,292,888
	Internet & Catalog Retail - 0.46%
	HSN, Inc.
1,000,000	11.250%, 08/01/2016	1,107,500

	Leisure Equipment & Products - 1.16%
	Brunswick Corp.
3,000,000	7.375%, 09/01/2023	2,790,000

	Media - 7.46%
	Interactive Data Corp.
500,000	10.250%, 08/01/2018	548,440
	Lamar Media Corp.
1,750,000	6.625%, 08/15/2015	1,789,375
1,000,000	6.625%, 08/15/2015	1,025,000
	Lions Gate Entertainment Inc.
8,000,000	10.250%, 11/01/2016 (d)	8,080,000
	MDC Partners Inc.
2,500,000	11.000%, 11/01/2016 (d)	2,687,500
	Regal Entertainment Group
2,300,000	9.125%, 08/15/2018	2,478,250
	Ticketmaster Entertainment, Inc.
1,325,000	10.750%, 08/01/2016	1,417,750
		18,026,315
	Specialty Retail - 4.40%
	AutoNation, Inc.
2,000,000	7.000%, 04/15/2014	2,020,000
	Sonic Automotive, Inc.
3,525,000	9.000%, 03/15/2018	3,727,688
	United Auto Group, Inc.
4,725,000	7.750%, 12/15/2016	4,866,749
		10,614,437
	Textiles, Apparel & Luxury Goods - 3.50%
	Oxford Industries, Inc.
4,500,000	11.375%, 07/15/2015	4,950,000
	Phillips Van-Heusen
3,120,000	7.750%, 11/15/2023	3,510,780
		8,460,780
	Total Consumer Discretionary (Cost $66,391,757)	69,400,389

	Consumer Staples - 6.56%
	Food & Staples Retailing - 2.23%
	The Pantry, Inc.
4,750,000	7.750%, 02/15/2014	4,738,125
	Susser Holdings LLC / Susser Finance Corp.
600,000	8.500%, 05/15/2016	650,250
		5,388,375
	Food Products - 1.30%
	Darling International, Inc.
100,000	8.500%, 12/15/2018	111,500
	Smithfield Foods, Inc.
2,750,000	7.750%, 07/01/2017	3,025,000
		3,136,500
	Personal Products - 3.03%
	Prestige Brands Inc.
4,000,000	8.250%, 04/01/2018	4,120,000
	Revlon Consumer Products Corp.
3,000,000	9.750%, 11/15/2015	3,206,250
		7,326,250
	Total Consumer Staples (Cost $15,176,015)	15,851,125

	Energy - 8.25%
	Energy Equipment & Services - 0.96%
	Gulfmark Offshore, Inc.
1,000,000	7.750%, 07/15/2014	1,005,000
	Parker Drilling Co.
1,000,000	9.125%, 04/01/2018	1,057,500
	SESI, LLC
250,000	7.125%, 12/15/2021 (c)	263,125
		2,325,625
	Oil, Gas & Consumable Fuels - 7.29%
	Berry Petroleum Co.
750,000	10.250%, 06/01/2014	852,188
2,000,000	8.250%, 11/01/2016	2,090,000
	Concho Resources, Inc.
1,750,000	8.625%, 10/01/2017	1,920,625
550,000	6.500%, 01/15/2022	577,500
	Continental Resources, Inc.
100,000	8.250%, 10/01/2019	110,500
	Frontier Oil Corp.
1,000,000	6.875%, 11/15/2018	1,030,000
	Goodrich Petroleum Corp.
4,200,000	8.875%, 03/15/2019 (c)	4,221,000
	Inergy LP/Inergy Finance Corp.
3,000,000	6.875%, 08/01/2021	3,030,000
	United Refining Co.
4,000,000	10.500%, 02/28/2018	3,760,000
		17,591,813
	Total Energy (Cost $19,415,973)	19,917,438

	Health Care - 4.70%
	Health Care Providers & Services - 3.21%
	Acadia Healthcare Co. Inc.
3,000,000	12.875%, 11/01/2018 (c)	2,985,000
	CHS/Community Health Systems, Inc.
2,409,000	8.875%, 07/15/2015	2,493,315
	ExamWorks Group, Inc.
2,500,000	9.000%, 07/15/2019 (c)	2,275,000
		7,753,315
	Pharmaceuticals - 1.49%
	Warner Chilcott Corp.
3,500,000	7.750%, 09/15/2018 (d)	3,591,875
	Total Health Care (Cost $11,235,254)	11,345,190

	Industrials - 15.68%
	Aerospace & Defense - 3.37%
	Kratos Defense & Security Solutions, Inc.
2,500,000	10.000%, 06/01/2017	2,575,000
	TransDigm, Inc.
2,000,000	7.750%, 12/15/2018	2,160,000
	Triumph Group Inc.
2,150,000	8.000%, 11/15/2017	2,300,500
1,000,000	8.625%, 07/15/2018	1,100,000
		8,135,500
	Commercial Services & Supplies - 4.79%
	Casella Waste Systems, Inc.
2,410,000	7.750%, 02/15/2019	2,367,825
	Cenveo Corp.
2,045,000	7.875%, 12/01/2013	1,615,550
	Covanta Holding Corp.
1,000,000	3.250%, 06/01/2014	1,047,500
1,000,000	7.250%, 12/01/2020	1,056,159
	Interface, Inc.
2,909,000	9.500%, 02/01/2014	2,959,908
	Mobile Mini, Inc.
2,500,000	6.875%, 05/01/2015	2,528,125
		11,575,067
	Construction & Engineering - 1.46%
	Tutor Perini Corp.
3,700,000	7.625%, 11/01/2018	3,515,000

	Electrical Equipment - 0.11%
	Polypore International, Inc.
250,000	7.500%, 11/15/2017	260,000

	Machinery - 1.08%
	Altra Holdings, Inc.
1,500,000	8.125%, 12/01/2016	1,601,250
	American Railcar Industries, Inc.
1,000,000	7.500%, 03/01/2014	1,005,000
		2,606,250
	Road & Rail - 4.87%
	Kansas City Southern de Mexico SA de CV
4,000,000	8.000%, 02/01/2018 (d)	4,419,999
2,000,000	6.625%, 12/15/2020 (d)	2,140,000
2,000,000	6.125%, 06/15/2021 (d)	2,075,000
	Quality Distribution LLC/QD Capital Corp.
3,025,000	9.875%, 11/01/2018	3,130,875
		11,765,874
	Total Industrials (Cost $36,583,448)	37,857,691

	Information Technology - 5.87%
	Electronic Equipment, Instruments & Components - 1.98%
	Kemet Corp.
4,500,000	10.500%, 05/01/2018	4,781,250

	Internet Software & Services - 0.11%
	Equinix, Inc.
250,000	7.000%, 07/15/2021	264,375

	IT Services - 2.15%
	iGate Corp.
5,000,000	9.000%, 05/01/2016 (c)	5,187,500

	Semiconductors & Semiconductor Equipment - 1.00%
	KLA-Tencor Corp.
500,000	6.900%, 05/01/2018	577,329
	National Semiconductor Corp.
1,500,000	6.600%, 06/15/2017	1,844,574
		2,421,903
	Software - 0.63%
	Audatex North America, Inc.
1,500,000	6.750%, 06/15/2018	1,522,500
	Total Information Technology (Cost $13,252,637)	14,177,528

	Materials - 0.22%
	Metals & Mining - 0.22%
	Steel Dynamics, Inc.
500,000	7.625%, 03/15/2020	530,000
	Total Materials (Cost $500,000)	530,000

	Telecommunication Services - 0.44%
	Diversified Telecommunications - 0.44%
	Level 3 Financing, Inc.
1,000,000	10.000%, 02/01/2018	1,065,000
	Total Telecommunication Services (Cost $1,071,494)	1,065,000

	TOTAL CORPORATE BONDS (Cost $163,626,578)	170,144,361

	SHORT TERM INVESTMENTS - 9.88%
	Investment Company - 9.88%
$22,500,000	Fidelity Institutional Government Portfolio - 0.01% (e)	22,500,000
1,360,670	The STIT-Treasury Portfolio - 0.02% (e)	1,360,670
	Total Investment Company	23,860,670

	TOTAL SHORT TERM INVESTMENTS (Cost $23,860,670)	23,860,670

	Total Investments (Cost ($230,519,055) - 98.37%	237,530,091
	Other Assets in Excess of Liabilities - 1.63%	3,938,957
	TOTAL NET ASSETS - 100.00%	$241,469,048

(a)	Non Income Producing.
(b)	Illiquid Security. The total value of these securities amounted to $0 (0.00% of net assets) at December 31, 2011.
(c)	Restricted security deemed liquid. The total value of restricted securities is $15,381,038 (6.37% of net
	assets) at December 31, 2011.
(d)	Foreign issued security. The total value of these securities amounted to $29,249,275 (12.11% of net
	assets) at December 31 30, 2011.
(e)	7-day yield.

The cost basis of investments for federal income tax purposes at December 31, 2011 was as follows*:

Cost of investments	$230,519,055
Gross unrealized appreciation	11,949,379
Gross unrealized depreciation	(4,938,343)
Net unrealized appreciation	$7,011,036

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
For the previous fiscal year's federal tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor
Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Buffalo International Fund
Schedule of Investments
December 31, 2011 (Unaudited)

Shares or
Face Amount		Fair Value
	COMMON STOCKS - 87.63%
	Australia - 0.50%
	Metals & Mining - 0.50%
4,300	BHP Billiton Ltd. - ADR	$303,709
	Total Australia (Cost $306,175)	303,709

	Brazil - 6.90%
	Diversified Financial Services - 1.60%
184,320	BM&F Bovespa SA	968,415

	Health Care Providers & Services - 1.93%
58,200	Diagnosticos da America SA	483,635
60,000	Fleury SA	688,379
		1,172,014
	Real Estate Management & Development - 1.08%
36,000	BR Properties SA	357,057
16,000	Iguatemi Empresa de Shopping Centers SA	297,311
		654,368
	Wireless Telecommunication Services - 2.29%
53,630	Tim Participacoes SA - ADR	1,383,654
	Total Brazil (Cost $4,623,775)	4,178,451

	Canada - 0.49%
	Metals & Mining - 0.49%
8,400	Teck Resources Ltd. - Class B	295,596
	Total Canada (Cost $300,015)	295,596

	Chile - 1.69%
	Beverages - 1.69%
16,200	Compania Cervecerias Unidas S.A. - ADR	1,022,220
	Total Chile (Cost $794,327)	1,022,220

	China - 5.42%
	Automobiles - 1.13%
400,000	Dongfeng Motor Group Co. Ltd. - Class H	686,015

	Biotechnology - 0.96%
57,000	3SBio, Inc. - ADR(a)	582,540

	Communications Equipment - 0.11%
240,000	O-Net Communication Group Ltd.(a)	67,983

	Food Products - 0.25%
84,500	Biostime International Holdings Ltd.	149,055

	Health Care Equipment & Supplies - 0.72%
17,000	Mindray Medical International Ltd. - ADR	435,880

	Internet Software & Services - 0.14%
20,800	ChinaCache International Holdings Ltd. - ADR(a)	83,408

	IT Services - 1.00%
1,170,000	Travelsky Technology Ltd. - Class H	608,606

	Specialty Retail - 1.11%
100,000	China ZhengTong Auto Services Holdings Ltd.(a)	98,112
229,500	Lentuo Internationl Inc. - ADR(a)(b)	573,750
		671,862
	Total China (Cost $4,215,224)	3,285,349

	France - 10.72%
	Beverages - 2.57%
9,000	Pernod Ricard SA	834,711
9,000	Remy Cointreau SA	723,238
		1,557,949
	Chemicals - 1.23%
6,000	Air Liquide SA	742,302

	Electrical Equipment - 1.48%
17,000	Schneider Electric	895,050

	Energy Equipment & Services - 1.24%
8,000	Technip SA	751,906

	Food Products - 1.88%
18,100	DANONE S.A.	1,137,795

	Software - 1.53%
11,600	Dassault Systemes S.A.	929,772

	Textiles, Apparel & Luxury Goods - 0.79%
3,400	LVMH Moet Hennessy Louis Vuitton SA	481,408
	Total France (Cost $6,616,514)	6,496,182

	Germany - 12.75%
	Automobiles - 0.31%
2,500	Bayerische Motoren Werke (BMW) AG - ADR	55,575
2,000	Bayerische Motoren Werke (BMW) AG	133,980
		189,555
	Food Products - 0.72%
2,200	KWS Saat AG	439,060

	Health Care Equipment & Supplies - 2.09%
13,700	Fresenius SE	1,267,425

	Household Products - 1.95%
24,400	Henkel AG & Co. KGaA	1,181,078

	Industrial Conglomerates - 0.71%
4,500	Siemens AG - ADR	430,245

	Pharmaceuticals - 2.01%
3,000	Bayer AG - ADR	191,400
16,100	Bayer AG	1,029,366
		1,220,766
	Software - 1.52%
17,400	SAP AG - ADR	921,330

	Textiles, Apparel & Luxury Goods - 3.44%
17,700	Adidas AG	1,151,366
3,200	Puma AG Rudolf Dassler Sport	931,858
		2,083,224
	Total Germany (Cost $7,819,418)	7,732,683

	Hong Kong - 8.78%
	Food Products - 1.09%
1,254,263	Asian Citrus Holdings Ltd.	660,512

	Hotels, Restaurants & Leisure - 0.55%
115,000	Fairwood Holdings Ltd.	150,439
120,000	Mandarin Oriental International Ltd.	180,000
		330,439
	Industrial Conglomerates - 4.31%
28,184	Jardine Matheson Holding Ltd.	1,326,058
46,695	Jardine Strategic Holdings Ltd.(a)	1,292,051
		2,618,109
	Specialty Retail - 1.02%
235,000	Belle International Holdings Ltd.	409,690
450,000	Oriental Watch Holdings Ltd.	206,268
		615,958
	Textiles, Apparel & Luxury Goods - 0.97%
270,000	Stella International Holdings Ltd.	586,820

	Wireless Telecommunication Services - 0.84%
52,000	China Mobile Ltd.	508,176
	Total Hong Kong (Cost $5,850,045)	5,320,014

	India - 1.37%
	Pharmaceuticals - 1.37%
28,300	Dr. Reddy's Laboratories Ltd. - ADR	832,869
	Total India (Cost $721,953)	832,869

	Israel - 1.04%
	Pharmaceuticals - 1.04%
15,600	Teva Pharmaceutical Industries Ltd. - ADR	629,616
	Total Israel (Cost $656,068)	629,616

	Japan - 2.21%
	Electronic Equipment, Instruments & Components - 0.56%
34,000	Nippon Electric Glass Co., Ltd.	336,599

	Machinery - 1.26%
5,000	FANUC CORP.	765,232

	Tobacco - 0.39%
50	JAPAN TOBACCO INC.	235,157
	Total Japan (Cost $1,527,945)	1,336,988

	Luxembourg - 1.97%
	Wireless Telecommunication Services - 1.97%
11,900	Millicom Internationall Cellular SA(a)	1,192,239
	Total Luxembourg (Cost $890,509)	1,192,239

	Malaysia - 2.41%
	Airlines - 2.07%
1,055,000	AirAsia BHD	1,254,685

	Hotels, Restaurants & Leisure - 0.34%
100,000	QSR Brands Bhd	205,047
	Total Malaysia (Cost $673,270)	1,459,732

	Mexico - 1.31%
	Food & Staples Retailing - 0.54%
12,000	Wal-Mart de Mexico SAB de CV - ADR	328,680

	Wireless Telecommunication Services - 0.77%
20,600	America Movil SAB de CV - ADR	465,560
	Total Mexico (Cost $792,472)	794,240

	Netherlands - 3.10%
	Food Products - 2.10%
37,000	Unilever NV - NY Shares - ADR	1,271,690

	Semiconductors & Semiconductor Equipment - 1.00%
14,500	ASML Holding N.V. - NY Shares - ADR	605,955
	Total Netherlands (Cost $1,730,479)	1,877,645

	Norway - 0.80%
	Commercial Services & Supplies - 0.80%
72,000	Tomra Systems Asa	482,741
	Total Norway (Cost $437,067)	482,741

	Singapore - 0.77%
	Semiconductors & Semiconductor Equipment - 0.77%
16,070	Avago Technologies Ltd.	463,780
	Total Singapore (Cost $545,220)	463,780

	Spain - 1.35%
	Specialty Retail - 1.35%
10,000	Industria de Diseno Textil, S.A. (Inditex)	819,000
	Total Spain (Cost $844,268)	819,000

	Sweden - 1.27%
	Communications Equipment - 0.85%
50,500	Telefonaktirbolaget LM Ericsson - ADR	511,565

	Specialty Retail - 0.42%
8,000	Hennes & Mauritz AB (H&M) - Class B	257,249
	Total Sweden (Cost $907,152)	768,814

	Switzerland - 11.40%
	Capital Markets - 3.50%
92,900	GAM Holding AG	1,008,815
28,400	Julius Baer Group Ltd.	1,110,844
		2,119,659
	Chemicals - 1.63%
16,800	Syngenta Ag - ADR	990,192

	Electrical Equipment - 1.78%
57,400	ABB Ltd. - ADR	1,080,842

	Food Products - 2.15%
800	Barry Callebaut Ag	788,246
9,000	Nestle SA	517,407
		1,305,653
	Marine - 0.28%
1,500	Kuehne + Nagel International AG	168,477

	Textiles, Apparel & Luxury Goods - 2.06%
15,000	Compagnie Financiere Richemont SA - Class BR A	758,704
1,300	The Swatch Group AG	486,479
		1,245,183
	Total Switzerland (Cost $6,925,522)	6,910,006

	Taiwan, Province of China - 1.80%
	Semiconductors & Semiconductor Equipment - 1.80%
84,281	Taiwan Semiconductor Manufacturing Company Ltd. - ADR	1,088,068
	Total Taiwan, Province of China (Cost $858,239)	1,088,068

	United Kingdom - 9.58%
	Beverages - 2.41%
12,600	Diageo plc - ADR	1,101,492
10,000	SABMiller plc	351,985
		1,453,477
	Capital Markets - 2.38%
35,500	Schroders PLC	591,556
41,500	Schroders PLC	846,860
		1,438,416
	Energy Equipment & Services - 0.55%
15,000	Petrofac Ltd.	335,678

	Health Care Equipment & Supplies - 1.18%
14,900	Smith & Nephew PLC - ADR	717,435

	Hotels, Restaurants & Leisure - 1.57%
151,085	Millennium & Copthorne Hotels PLC	953,784

	Internet Software & Services - 1.49%
90,000	Telecity Group PLC(a)	904,305
	Total United Kingdom (Cost $5,961,103)	5,803,095

	TOTAL COMMON STOCK (Cost $53,996,760)	53,093,037

	PREFERRED STOCKS - 3.73%
	Brazil - 3.73%
	Beverages - 2.26%
38,100	Companhia de Bebidas das Americas (AMBEV) - ADR	1,375,029

	Oil, Gas & Consumable Fuels - 1.47%
37,800	Petroleo Brasileiro S.A. - ADR	887,922
	Total Brazil (Cost $2,094,368)	2,262,951

	TOTAL PREFERRED STOCK (Cost $2,094,368)	2,262,951

	SHORT TERM INVESTMENTS - 2.21%
	Investment Company - 2.21%
$1,340,167	Fidelity Institutional Government Portfolio - 0.01% (c)	1,340,167
	Total Investment Company	1,340,167

	TOTAL SHORT TERM INVESTMENTS (Cost $1,340,167)	1,340,167

	Total Investments (Cost ($57,431,295) - 93.57%	56,696,155
	Other Assets in Excess of Liabilities - 6.43%	3,895,559
	TOTAL NET ASSETS - 100.00%	$60,591,714

ADR	American Depositary Receipt
PLC	Public Limited Company
(a)	Non Income Producing.
(b)	Portion or all of this security deemed illiquid. The total value of these portions amounted to $127,243
	(0.21% of net assets) at December 31, 2011.
(c)	7-day yield.

The cost basis of investments for federal income tax purposes at December 31, 2011 was as follows*:

Cost of investments	$57,431,295
Gross unrealized appreciation	5,862,522
Gross unrealized depreciation	(6,597,662)
Net unrealized appreciation	$(735,140)

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
For the previous fiscal year's federal tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

As of December 31, 2011, the industry diversification was as follows:
	Fair Value	Percentage
Common Stocks
Airlines	1,254,685	2.07%
Automobiles	875,570	1.44%
Beverages	4,033,646	6.66%
Biotechnology	582,540	0.96%
Capital Markets	3,558,075	5.87%
Chemicals	1,732,494	2.86%
Commercial Services & Supplies	482,741	0.80%
Communications Equipment	579,548	0.96%
Diversified Financial Services	968,415	1.60%
Electrical Equipment	1,975,892	3.26%
Electronic Equipment, Instruments & Components	336,599	0.56%
Energy Equipment & Services	1,087,584	1.79%
Food & Staples Retailing	328,680	0.54%
Food Products	4,963,765	8.19%
Health Care Equipment & Supplies	2,420,740	4.00%
Health Care Providers & Services	1,172,014	1.93%
Hotels, Restaurants & Leisure	1,489,270	2.46%
Household Products	1,181,078	1.95%
Industrial Conglomerates	3,048,354	5.03%
Internet Software & Services	987,713	1.63%
IT Services	608,606	1.01%
Machinery	765,232	1.26%
Marine	168,477	0.28%
Metals & Mining	599,305	0.99%
Pharmaceuticals	2,683,251	4.43%
Real Estate Management & Development	654,368	1.08%
Semiconductors & Semiconductor Equipment	2,157,803	3.56%
Software	1,851,102	3.05%
Specialty Retail	2,364,069	3.90%
Textiles, Apparel & Luxury Goods	4,396,635	7.26%
Tobacco	235,157	0.39%
Wireless Telecommunication Services	3,549,629	5.86%
Total Common Stocks	53,093,037	87.63%

Preferred Stocks
Beverages	1,375,029	2.26%
Oil, Gas & Consumable Fuels	887,922	1.47%
Total Preferred Stocks	2,262,951	3.73%

Short Term Investments
Investment Company	1,340,167	2.21%
Total Short Term Investments	1,340,167	2.21%

Total Investments	56,696,155	93.57%
Other Assets in Excess of Liabilities	3,895,559	6.43%
TOTAL NET ASSETS	$60,591,714	100.00%

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor
Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Buffalo Large Cap Fund
Schedule of Investments
December 31, 2011 (Unaudited)

Shares or
Face Amount		Fair Value
	COMMON STOCKS - 97.11%
	Consumer Discretionary - 10.55%
	Automobiles - 3.67%
17,500	TOYOTA MOTOR CORP. - ADR (b)	$1,157,275

	Media - 4.18%
35,100	The Walt Disney Co.	1,316,250

	Specialty Retail - 1.39%
9,000	Abercrombie & Fitch Co. - Class A	439,560

	Textiles, Apparel & Luxury Goods - 1.31%
3,000	Ralph Lauren Corp.	414,240
	Total Consumer Discretionary (Cost $2,838,104)	3,327,325

	Consumer Staples - 1.48%
	Food & Staples Retailing - 1.48%
5,600	Costco Wholesale Corp.	466,592
	Total Consumer Staples (Cost $229,755)	466,592

	Energy - 3.70%
	Energy Equipment & Services - 3.70%
17,079	Schlumberger Ltd. (b)	1,166,666
	Total Energy (Cost $948,313)	1,166,666

	Financials - 14.11%
	Capital Markets - 4.74%
17,600	Northern Trust Corp.	698,016
14,000	T. Rowe Price Group, Inc.	797,300
		1,495,316
	Diversified Financial Services - 9.37%
16,300	American Express Co.	768,871
10,300	Franklin Resources, Inc.	989,418
36,000	JPMorgan Chase & Co.	1,197,000
		2,955,289
	Total Financials (Cost $3,848,697)	4,450,605

	Health Care - 16.12%
	Biotechnology - 3.62%
27,900	Gilead Sciences, Inc. (a)	1,141,947

	Health Care Providers & Services - 1.70%
30,300	HEALTHSOUTH Corp. (a)	535,401

	Life Sciences Tools & Services - 2.97%
26,800	Agilent Technologies, Inc. (a)	936,124

	Pharmaceuticals - 7.83%
8,000	Bayer AG - ADR (b)	510,400
35,300	Forest Laboratories, Inc. (a)	1,068,178
29,400	Hospira, Inc. (a)	892,878
		2,471,456
	Total Health Care (Cost $5,260,791)	5,084,928

	Industrials - 9.08%
	Aerospace & Defense - 3.86%
16,600	The Boeing Co.	1,217,610

	Air Freight & Logistics - 3.90%
14,700	FedEx Corp.	1,227,597

	Construction & Engineering - 1.32%
8,300	Fluor Corp.	417,075
	Total Industrials (Cost $1,865,657)	2,862,282

	Information Technology - 38.58%
	Communications Equipment - 11.02%
53,400	Juniper Networks, Inc. (a)	1,089,894
21,300	Motorola Solutions, Inc.	985,977
25,600	QUALCOMM Inc.	1,400,320
		3,476,191
	Computers & Peripherals - 3.42%
29,700	NetApp, Inc. (a)	1,077,219

	Electronic Equipment, Instruments & Components - 1.66%
40,300	Corning Inc.	523,094

	Internet Software & Services - 3.64%
37,800	eBay Inc. (a)	1,146,474

	IT Services - 2.22%
6,900	Visa Inc.	700,557

	Semiconductors & Semiconductor Equipment - 11.42%
81,600	Applied Materials, Inc.	873,936
35,300	Broadcom Corp. - Class A	1,036,408
25,900	Intel Corp.	628,075
36,600	Texas Instruments, Inc.	1,065,427
		3,603,846
	Software - 5.20%
49,400	Electronic Arts Inc. (a)	1,017,640
24,300	Oracle Corp.	623,295
		1,640,935
	Total Information Technology (Cost $10,865,173)	12,168,316

	Materials - 3.49%
	Chemicals - 3.49%
15,700	Monsanto Co.	1,100,099
	Total Materials (Cost $947,411)	1,100,099

	TOTAL COMMON STOCKS (Cost $26,803,901)	30,626,813

	SHORT TERM INVESTMENTS - 2.86%
	Investment Company - 2.86%
$902,514	Fidelity Institutional Government Portfolio - 0.01% (c)	902,514
	Total Investment Company	902,514

	TOTAL SHORT TERM INVESTMENTS (Cost $902,514)	902,514

	Total Investments (Cost ($27,706,415) - 99.97%	31,529,327
	Other Assets in Excess of Liabilities - 0.03%	8,324
	TOTAL NET ASSETS - 100.00%	$31,537,651

ADR	American Depositary Receipt
(a)	Non Income Producing.
(b)	Foreign Issued Security. The total value of these securities amounted to $2,834,341 (8.99% of
	net assets) at December 31, 2011.
(c)	7-day yield.

The cost basis of investments for federal income tax purposes at December 31, 2011 was as follows*:

Cost of investments	$27,706,415
Gross unrealized appreciation	5,492,247
Gross unrealized depreciation	(1,669,335)
Net unrealized appreciation	$3,822,912

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
For the previous fiscal year's federal tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor
Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Buffalo Micro Cap Fund
Schedule of Investments
December 31, 2011 (Unaudited)

Shares or
Face Amount		Fair Value
	COMMON STOCKS - 93.48%
	Consumer Discretionary - 8.93%
	Diversified Consumer Services - 2.65%
75,500	National American University Holdings, Inc.	$572,290
7,200	Steiner Leisure Ltd. (a)(b)	326,808
		899,098
	Hotels, Restaurants & Leisure - 2.46%
71,200	Shuffle Master, Inc. (a)	834,464

	Household Durables - 0.48%
55,012	The Dixie Group, Inc. (a)	162,285

	Specialty Retail - 0.34%
5,000	Mattress Firm Holding Corp. (a)	115,950

	Textiles, Apparel & Luxury Goods - 3.00%
22,600	Oxford Industries, Inc.	1,019,712
	Total Consumer Discretionary (Cost $2,175,992)	3,031,509

	Consumer Staples - 1.80%
	Beverages - 0.45%
50,000	Primo Water Corp. (a)	152,000

	Food Products - 1.35%
85,600	Smart Balance, Inc. (a)	458,816
	Total Consumer Staples (Cost $1,081,020)	610,816

	Financials - 7.72%
	Capital Markets - 2.81%
12,800	Cohen & Steers, Inc.	369,920
88,800	Edelman Financial Group Inc.	583,416
		953,336
	Diversified Financial Services - 4.91%
55,400	MarketAxess Holdings, Inc.	1,668,094
	Total Financials (Cost $1,669,598)	2,621,430

	Health Care - 17.44%
	Health Care Equipment & Supplies - 7.46%
50,200	Align Technology, Inc. (a)	1,190,995
16,400	ICU Medical, Inc. (a)	738,000
13,925	Meridian Bioscience, Inc.	262,347
11,050	Neogen Corp. (a)	338,572
		2,529,914
	Health Care Providers & Services - 3.91%
11,000	Landauer, Inc.	566,500
19,600	National Research Corp.	760,676
		1,327,176
	Health Care Technology - 6.07%
10,200	Computer Programs and Systems, Inc.	521,322
29,700	Medidata Solutions, Inc. (a)	645,975
54,100	Omnicell, Inc. (a)	893,732
		2,061,029
	Total Health Care (Cost $3,768,157)	5,918,119

	Industrials - 12.84%
	Building Products - 1.71%
42,400	Ameresco, Inc. - Class A (a)	581,728

	Construction & Engineering - 2.59%
45,900	MYR Group Inc. (a)	878,526

	Electrical Equipment - 3.11%
60,000	Thermon Group Holdings Inc. (a)	1,057,200

	Machinery - 3.55%
22,200	Chart Industries, Inc. (a)	1,200,354

	Professional Services - 1.88%
13,900	Exponent, Inc. (a)	638,983
	Total Industrials (Cost $2,826,934)	4,356,791

	Information Technology - 42.61%
	Communications Equipment - 2.48%
71,900	EXFO, Inc. (a)(b)	425,648
65,400	ShoreTel, Inc. (a)	417,252
		842,900
	Computers & Peripherals - 3.34%
27,492	Rimage Corp.	309,285
27,100	Stratasys, Inc. (a)	824,111
		1,133,396
	Electronic Equipment, Instruments & Components - 3.12%
20,000	DTS, Inc. (a)	544,800
35,500	Electro Scientific Industries, Inc. (a)	514,040
		1,058,840
	Internet Software & Services - 19.85%
40,000	comScore Inc. (a)	848,000
55,500	Cornerstone OnDemand, Inc. (a)	1,012,320
35,000	Envestnet, Inc. (a)	418,600
158,500	Internap Network Services Corp. (a)	941,490
24,300	Keynote Systems, Inc.	499,122
39,300	NIC, Inc.	523,083
20,000	Responsys, Inc. (a)	177,800
42,800	SciQuest, Inc. (a)	610,756
36,000	SPS Commerce Inc. (a)	934,200
40,900	XO Group, Inc. (a)	341,106
153,000	Zix Corp. (a)	431,460
		6,737,937
	Semiconductors & Semiconductor Equipment - 2.85%
8,500	NVE Corp. (a)	472,005
71,100	PDF Solutions, Inc. (a)	495,567
		967,572
	Software - 10.97%
16,500	ACI Worldwide, Inc. (a)	472,560
84,178	Deltek, Inc. (a)	826,628
25,000	EPIQ Systems, Inc.	300,500
10,000	Imperva Inc. (a)	348,100
56,800	PROS Holdings, Inc. (a)	845,184
35,500	Tangoe, Inc. (a)	546,700
56,500	Velti PLC (a)(b)	384,200
		3,723,872
	Total Information Technology (Cost $12,961,864)	14,464,517

	Materials - 2.14%
	Chemicals - 0.89%
36,600	STR Holdings Inc. (a)	301,218

	Metals & Mining - 1.25%
47,300	Horsehead Holding Corp. (a)	426,173
	Total Materials (Cost $858,699)	727,391

	TOTAL COMMON STOCKS (Cost $25,342,264)	31,730,573

	SHORT TERM INVESTMENTS - 6.33%
	Investment Company - 6.33%
$2,148,289	Fidelity Institutional Government Portfolio - 0.01% (c)	2,148,289
	Total Investment Company	2,148,289

	TOTAL SHORT TERM INVESTMENTS (Cost $2,148,289)	2,148,289

	Total Investments (Cost ($27,490,553) - 99.81%	33,878,862
	Other Assets in Excess of Liabilities - 0.19%	63,534
	TOTAL NET ASSETS - 100.00%	$33,942,396

PLC	Public Limited Company
(a)	Non Income Producing.
(b)	Foreign Issued Security. The total value of these securities amounted to $1,136,656 (3.35% of
	net assets) at December 31, 2011.
(c)	7-day yield.

The cost basis of investments for federal income tax purposes at December 31, 2011 was as follows*:

Cost of investments	$27,490,553
Gross unrealized appreciation	8,611,643
Gross unrealized depreciation	(2,223,334)
Net unrealized appreciation	$6,388,309

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
For the previous fiscal year's federal tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor
Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Buffalo Mid Cap Fund
Schedule of Investments
December 31, 2011 (Unaudited)

Shares or
Face Amount		Fair Value
	COMMON STOCKS - 95.41%
	Consumer Discretionary - 31.24%
	Auto Components - 5.49%
327,350	Autoliv, Inc.	$17,509,952
650,700	Gentex Corp.	19,254,213
		36,764,165
	Distributors - 0.93%
206,100	LKQ Corp. (a)	6,199,488

	Diversified Consumer Services - 2.67%
464,250	DeVry, Inc.	17,855,055

	Hotels, Restaurants & Leisure - 5.78%
21,000	Chipotle Mexican Grill, Inc. (a)	7,092,540
893,500	International Game Technology	15,368,200
347,675	Life Time Fitness, Inc. (a)	16,253,806
		38,714,546
	Household Durables - 2.87%
505,650	Harman International Industries, Inc.	19,234,926

	Specialty Retail - 8.08%
415,700	Abercrombie & Fitch Co. - Class A	20,302,788
329,800	PETsMART, Inc.	16,915,442
614,500	Urban Outfitters, Inc. (a)	16,935,620
		54,153,850
	Textiles, Apparel & Luxury Goods - 5.42%
87,800	Deckers Outdoor Corp. (a)	6,635,046
90,800	Ralph Lauren Corp.	12,537,664
238,500	Under Armour, Inc. - Class A (a)	17,121,915
		36,294,625
	Total Consumer Discretionary (Cost $168,711,010)	209,216,655

	Consumer Staples - 2.40%
	Food & Staples Retailing - 2.40%
230,600	Whole Foods Market, Inc.	16,045,148
	Total Consumer Staples (Cost $8,809,083)	16,045,148

	Financials - 15.96%
	Capital Markets - 5.83%
139,000	Affiliated Managers Group, Inc. (a)	13,337,050
442,900	Eaton Vance Corp.	10,470,156
384,900	Northern Trust Corp.	15,265,134
		39,072,340
	Diversified Financial Services - 10.13%
309,500	Global Payments Inc.	14,664,110
527,000	Moody's Corp.	17,749,360
360,800	Morningstar, Inc.	21,449,560
424,100	MSCI, Inc. (a)	13,965,613
		67,828,643
	Total Financials (Cost $100,146,139)	106,900,983

	Health Care - 7.67%
	Biotechnology - 1.18%
694,600	Amylin Pharmaceuticals, Inc. (a)	7,904,548

	Health Care Equipment & Supplies - 1.72%
329,400	DENTSPLY International, Inc.	11,525,706

	Life Sciences Tools & Services - 2.64%
235,600	Charles River Laboratories International, Inc. (a)	6,438,948
369,300	Illumina, Inc. (a)	11,256,264
		17,695,212
	Pharmaceuticals - 2.13%
470,650	Forest Laboratories, Inc. (a)	14,241,869
	Total Health Care (Cost $58,464,367)	51,367,335

	Industrials - 6.25%
	Air Freight & Logistics - 0.83%
419,100	UTI Worldwide, Inc. (b)	5,569,839

	Commercial Services & Supplies - 1.49%
726,600	Covanta Holding Corp.	9,947,154

	Construction & Engineering - 2.56%
795,700	Quanta Services, Inc. (a)	17,139,378

	Professional Services - 1.37%
228,900	Verisk Analytics, Inc - Class A (a)	9,185,757
	Total Industrials (Cost $43,733,278)	41,842,128

	Information Technology - 29.72%
	Communications Equipment - 2.33%
763,900	Juniper Networks, Inc. (a)	15,591,199

	Electronic Equipment, Instruments & Components - 3.45%
756,350	Dolby Laboratories, Inc. - Class A (a)	23,076,239

	Internet Software & Services - 5.46%
451,900	Akamai Technologies, Inc. (a)	14,587,332
216,800	Equinix, Inc. (a)	21,983,520
		36,570,852
	IT Services - 6.98%
129,500	Fiserv, Inc. (a)	7,606,830
65,500	FleetCor Technologies Inc. (a)	1,956,485
784,549	NeuStar, Inc. (a)	26,808,039
291,950	VeriFone Systems, Inc. (a)	10,370,064
		46,741,418
	Semiconductors & Semiconductor Equipment - 3.59%
498,800	KLA-Tencor Corp.	24,067,100

	Software - 7.91%
131,600	ANSYS, Inc. (a)	7,538,048
1,247,100	Electronic Arts Inc. (a)	25,690,260
258,000	Red Hat, Inc. (a)	10,652,820
204,400	Solera Holdings Inc.	9,103,976
		52,985,104
	Total Information Technology (Cost $171,405,280)	199,031,912

	Materials - 2.17%
	Chemicals - 2.17%
169,200	FMC Corp.	14,557,968
	Total Materials (Cost $9,605,756)	14,557,968

	TOTAL COMMON STOCKS (Cost $560,874,913)	638,962,129

	SHORT TERM INVESTMENTS - 4.96%
	Investment Company - 4.96%
$33,206,602	Fidelity Institutional Government Portfolio - 0.01% (c)	33,206,602
	Total Investment Company	33,206,602

	TOTAL SHORT TERM INVESTMENTS (Cost $33,206,602)	33,206,602

	Total Investments (Cost ($594,081,515) - 100.37%	672,168,731
	Liabilities in Excess of Other Assets - (0.37)%	(2,458,786)
	TOTAL NET ASSETS - 100.00%	$669,709,945

(a)	Non Income Producing.
(b)	Foreign Issued Security. The total value of these securities amounted to $5,569,839 (0.83% of net
	assets) at December 31, 2011.
(c)	7-day yield.

The cost basis of investments for federal income tax purposes at December 31, 2011 was as follows*:

Cost of investments	$594,081,515
Gross unrealized appreciation	116,187,791
Gross unrealized depreciation	(38,100,575)
Net unrealized appreciation	$78,087,216

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
For the previous fiscal year's federal tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor
Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Buffalo Science & Technology Fund
Schedule of Investments
December 31, 2011 (Unaudited)

Shares or
Face Amount		Fair Value
	COMMON STOCKS - 96.12%
	Energy - 3.73%
	Energy Equipment & Services - 3.73%
127,300	Baker Hughes, Inc.	$6,191,872
88,825	Schlumberger Ltd. (b)	6,067,636
	Total Energy (Cost $10,264,762)	12,259,508

	Health Care - 30.03%
	Biotechnology - 4.64%
680,600	Amylin Pharmaceuticals, Inc. (a)	7,745,228
183,300	Gilead Sciences, Inc. (a)	7,502,469
		15,247,697
	Health Care Equipment & Supplies - 6.03%
533,000	Align Technology, Inc. (a)	12,645,425
111,400	Baxter International Inc.	5,512,072
131,200	NuVasive, Inc. (a)	1,651,808
		19,809,305
	Health Care Providers & Services - 1.49%
276,900	HEALTHSOUTH Corp. (a)	4,892,823

	Health Care Technology - 2.65%
102,650	athenahealth Inc. (a)	5,042,168
71,900	Computer Programs and Systems, Inc.	3,674,809
		8,716,977
	Life Sciences Tools & Services - 6.34%
144,800	Agilent Technologies, Inc. (a)	5,057,864
205,100	Charles River Laboratories International, Inc. (a)	5,605,383
154,700	Illumina, Inc. (a)	4,715,256
79,700	Techne Corp.	5,440,322
		20,818,825
	Pharmaceuticals - 8.88%
112,200	Allergan, Inc.	9,844,428
263,800	Forest Laboratories, Inc. (a)	7,982,588
171,300	Hospira, Inc. (a)	5,202,381
405,000	Warner Chilcott PLC - Class A (a)(b)	6,127,650
		29,157,047
	Total Health Care (Cost $97,991,241)	98,642,674

	Industrials - 9.24%
	Aerospace & Defense - 1.50%
184,400	Ceradyne, Inc. (a)	4,938,232

	Construction & Engineering - 2.46%
376,000	Quanta Services, Inc. (a)	8,099,040

	Electrical Equipment - 2.14%
80,900	Roper Industries, Inc.	7,027,783

	Machinery - 1.42%
86,100	Chart Industries, Inc. (a)	4,655,427

	Professional Services - 1.72%
147,900	The Corporate Executive Board Co.	5,634,990
	Total Industrials (Cost $23,674,592)	30,355,472

	Information Technology - 49.02%
	Communications Equipment - 12.56%
196,800	ADTRAN, Inc.	5,935,488
506,200	Cisco Systems, Inc.	9,152,096
15,600	F5 Networks, Inc. (a)	1,655,472
357,200	Juniper Networks, Inc. (a)	7,290,452
154,100	Motorola Solutions, Inc.	7,133,289
153,900	QUALCOMM Inc.	8,418,330
69,900	Riverbed Technology, Inc. (a)	1,642,650
		41,227,777
	Computers & Peripherals - 7.30%
25,000	Apple Inc. (a)	10,125,000
290,900	EMC Corp. (a)	6,265,986
209,700	NetApp, Inc. (a)	7,605,819
		23,996,805
	Electronic Equipment, Instruments & Components - 0.53%
28,500	Dolby Laboratories, Inc. - Class A (a)	869,535
17,800	OSI Systems, Inc. (a)	868,284
		1,737,819
	Internet Software & Services - 9.90%
204,500	Akamai Technologies, Inc. (a)	6,601,260
159,800	Ancestry.com, Inc. (a)	3,669,008
278,000	eBay Inc. (a)	8,431,740
62,500	Equinix, Inc. (a)	6,337,500
11,600	Google Inc. - Class A (a)	7,492,440
		32,531,948
	IT Services - 3.34%
38,000	International Business Machines Corp. (IBM)	6,987,440
116,766	NeuStar, Inc. (a)	3,989,894
		10,977,334
	Semiconductors & Semiconductor Equipment - 7.04%
431,600	Applied Materials, Inc.	4,622,436
196,500	Broadcom Corp. - Class A	5,769,240
305,650	Intel Corp.	7,412,013
215,100	Semtech Corp. (a)	5,338,782
		23,142,471
	Software - 8.35%
68,600	ACI Worldwide, Inc. (a)	1,964,704
74,700	ANSYS, Inc. (a)	4,278,816
75,200	Citrix Systems, Inc. (a)	4,566,144
432,900	Electronic Arts Inc. (a)	8,917,740
301,000	Oracle Corp.	7,720,650
		27,448,054
	Total Information Technology (Cost $143,929,147)	161,062,208

	Materials - 4.10%
	Chemicals - 4.10%
60,200	FMC Corp.	5,179,608
118,100	Monsanto Co.	8,275,267
	Total Materials (Cost $11,287,749)	13,454,875

	TOTAL COMMON STOCKS (Cost $287,147,491)	315,774,737

	SHORT TERM INVESTMENTS - 4.05%
	Investment Company - 4.05%
$13,320,191	Fidelity Institutional Government Portfolio - 0.01% (c)	13,320,191
	Total Investment Company	13,320,191

	TOTAL SHORT TERM INVESTMENTS (Cost $13,320,191)	13,320,191

	Total Investments (Cost ($300,467,682) - 100.17%	329,094,928
	Liabilities in Excess of Other Assets - (0.17)%	(567,601)
	TOTAL NET ASSETS - 100.00%	$328,527,327

PLC	Public Limited Company
(a)	Non Income Producing.
(b)	Foreign Issued Security. The total value of these securities amounted to $12,195,286 (3.71% of net
	assets) at December 31, 2011.
(c)	7-day yield.

The cost basis of investments for federal income tax purposes at December 31, 2011 was as follows*:

Cost of investments	$300,467,682
Gross unrealized appreciation	45,827,870
Gross unrealized depreciation	(17,200,624)
Net unrealized appreciation	$28,627,246

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
For the previous fiscal year's federal tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor
Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Buffalo Small Cap Fund
Schedule of Investments
December 31, 2011 (Unaudited)

Shares or
Face Amount		Fair Value
	COMMON STOCKS - 97.58%
	Consumer Discretionary - 22.71%
	Auto Components - 2.53%
2,161,064	Gentex Corp.	$63,945,884

	Diversified Consumer Services - 1.62%
591,500	Capella Education Co. (a)	21,323,575
512,183	DeVry, Inc.	19,698,558
		41,022,133
	Hotels, Restaurants & Leisure - 13.77%
1,454,450	Ameristar Casinos, Inc.	25,147,441
2,227,200	Life Time Fitness, Inc. (a)(d)	104,121,599
1,918,000	P.F. Chang's China Bistro, Inc. (d)	59,285,380
646,200	Panera Bread Co. (a)	91,404,990
3,304,525	WMS Industries, Inc. (a)(d)	67,808,853
		347,768,263
	Household Durables - 2.23%
1,480,800	Harman International Industries, Inc.	56,329,632

	Internet & Catalog Retail - 0.13%
79,600	Blue Nile, Inc. (a)	3,254,048

	Textiles, Apparel & Luxury Goods - 2.43%
1,008,225	Oxford Industries, Inc. (d)	45,491,112
220,200	Under Armour, Inc. - Class A (a)	15,808,158
		61,299,270
	Total Consumer Discretionary (Cost $361,074,819)	573,619,230

	Consumer Staples - 1.71%
	Food & Staples Retailing - 1.71%
1,083,700	The Fresh Market, Inc. (a)	43,239,630
	Total Consumer Staples (Cost $44,587,752)	43,239,630

	Energy - 0.49%
	Energy Equipment & Services - 0.49%
182,100	Lufkin Industries, Inc.	12,257,151
	Total Energy (Cost $12,453,956)	12,257,151

	Financials - 10.36%
	Capital Markets - 4.89%
1,383,800	Financial Engines Inc. (a)	30,900,254
878,100	Stifel Financial Corp. (a)	28,143,105
2,594,650	Waddell & Reed Financial, Inc. - Class A	64,269,480
		123,312,839
	Diversified Financial Services - 4.08%
1,736,706	MarketAxess Holdings, Inc. (c)	52,292,218
854,900	Morningstar, Inc. (c)	50,823,805
		103,116,023
	Real Estate Management & Development - 1.39%
1,323,100	FirstService Corp. (a)(b)(c)	35,048,919
	Total Financials (Cost $156,322,661)	261,477,781

	Health Care - 15.40%
	Biotechnology - 1.74%
3,849,800	Amylin Pharmaceuticals, Inc. (a)	43,810,724

	Health Care Equipment & Services - 1.14%
1,186,800	PSS World Medical, Inc. (a)	28,708,692

	Health Care Equipment & Supplies - 6.56%
4,843,525	Align Technology, Inc. (a)(c)(d)	114,912,631
831,800	Haemonetics Corp. (a)	50,922,796
		165,835,427
	Health Care Technology - 2.34%
1,202,700	athenahealth Inc. (a)	59,076,624

	Life Sciences Tools & Services - 3.62%
2,040,900	ICON PLC - ADR (a)(b)(c)	34,919,799
827,400	Techne Corp. (c)	56,478,324
		91,398,123
	Total Health Care (Cost $305,434,995)	388,829,590

	Industrials - 14.40%
	Aerospace & Defense - 4.08%
682,300	Ceradyne, Inc. (a)	18,271,994
3,496,500	Hexcel Corp. (a)	84,650,265
		102,922,259
	Electrical Equipment - 0.70%
402,000	Polypore International, Inc. (a)	17,683,980

	Machinery - 2.68%
326,150	Chart Industries, Inc. (a)	17,634,931
551,369	Valmont Industries, Inc.	50,058,791
		67,693,722
	Professional Services - 6.94%
2,582,860	The Corporate Executive Board Co. (c)(d)	98,406,966
956,100	Costar Group, Inc. (a)(c)	63,800,553
764,100	Korn Ferry International (a)	13,035,546
		175,243,065
	Total Industrials (Cost $229,749,802)	363,543,026

	Information Technology - 32.51%
	Communications Equipment - 3.32%
2,776,108	ADTRAN, Inc.	83,727,417

	Computers & Peripherals - 1.59%
1,323,750	Stratasys, Inc. (a)(d)	40,255,238

	Electronic Equipment, Instruments & Components - 3.05%
502,392	Dolby Laboratories, Inc. - Class A (a)	15,327,980
572,800	DTS, Inc. (a)	15,603,072
1,774,462	National Instruments Corp.	46,047,289
		76,978,341
	Internet Software & Services - 7.74%
1,124,400	Ancestry.com, Inc. (a)	25,816,224
523,150	Cornerstone OnDemand, Inc. (a)	9,542,256
3,342,000	DealerTrack Holdings Inc. (a)(c)(d)	91,102,920
3,299,725	Dice Holdings Inc. (a)	27,354,720
3,130,500	Internap Network Services Corp. (a)(c)(d)	18,595,170
449,400	LogMeIn, Inc. (a)	17,324,370
726,250	XO Group, Inc. (a)	6,056,925
		195,792,585
	IT Services - 2.96%
2,187,832	NeuStar, Inc. (a)	74,758,219

	Semiconductors & Semiconductor Equipment - 7.05%
839,546	Cabot Microelectronics Corp. (a)	39,668,549
2,878,268	MKS Instruments, Inc. (c)(d)	80,073,415
2,342,958	Semtech Corp. (a)	58,152,218
		177,894,182
	Software - 6.80%
988,700	ACI Worldwide, Inc. (a)	28,316,368
941,300	Ariba, Inc. (a)	26,431,704
1,292,142	Manhattan Associates, Inc. (a)(c)(d)	52,305,908
480,150	OPNET Technologies, Inc.	17,607,101
1,797,950	RealD Inc. (a)	14,275,723
502,300	The Ultimate Software Group, Inc. (a)	32,709,776
		171,646,580
	Total Information Technology (Cost $650,515,625)	821,052,562

	TOTAL COMMON STOCKS (Cost $1,760,139,610)	2,464,018,970

	PREFERRED STOCKS - 0.10%
	Financials - 0.10%
	Real Estate Management & Development - 0.10%
96,700	Firstservice Corp. (b)	2,424,753
	Total Financials (Cost $1,738,105)	2,424,753

	TOTAL PREFERRED STOCKS (Cost $1,738,105)	2,424,753

	SHORT TERM INVESTMENTS - 3.02%
	Investment Company - 3.02%
$76,154,702	Fidelity Institutional Government Portfolio - 0.01% (e)	76,154,702
	Total Investment Company	76,154,702

	TOTAL SHORT TERM INVESTMENTS (Cost $76,154,702)	76,154,702

	Total Investments (Cost ($1,838,032,417) - 100.70%	2,542,598,425
	Liabilities in Excess of Other Assets - (0.70)%	(17,557,680)
	TOTAL NET ASSETS - 100.00%	$2,525,040,745

ADR	American Depositary Receipt
PLC	Public Limited Company
(a)	Non Income Producing.
(b)	Foreign Issued Security. The total value of these securities amounted to $72,393,471 (2.87% of net assets)
	at December 31, 2011.
(c)	Portion or all of these securities deemed illiquid. The total value of these portions amounted to $190,893,080 (7.56%
	of net assets) at December 31, 2011.
(d)	Affiliated company; the Fund owns 5% or more of the outstanding voting securities of the issuer. The total value of
	these securities amounted to $772,359,192 (30.59% of net assets) at December 31, 2011. Please see attached
	table for details on affiliate transactions.
(e)	7-day yield.

The cost basis of investments for federal income tax purposes at December 31, 2011 was as follows*:

Cost of investments	$1,838,032,417
Gross unrealized appreciation	817,089,912
Gross unrealized depreciation	(112,523,904)
Net unrealized appreciation	$704,566,008

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
For the previous fiscal year's federal tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor
Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Summary of Fair Value Exposure at December 31, 2011

In accordance with FASB ASC 820, FairValue Measurements and Disclosure (ASC 820), fair value is defined as the price that a Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. ASC 820 establishes a three-tierhierarchy todistinguish between(1) inputs that reflecttheassumptions marketparticipantswouldusein pricinganasset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Funds’ investments. The inputs are summarized in the three broad levels listed below:

Level 1 —Valuations based on quoted prices for investments in active markets that a Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.

Level 2— Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3—Valuations based on significant unobservable inputs (including a Fund’s ownassumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Adviser, along with any other relevant factors in the calculation of an investment’s fair value. The Funds use prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Non-U.S. equity securities actively traded in foreign markets may be reflected in Level 2 despite the availability of closing prices, because the Funds evaluate and determine whether those closing prices reflect fair value at the close of the NewYork StockExchange (NYSE) or require adjustment.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Valuation Committee. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table provides the fair value measurement of applicable Fund assets and liabilities by level within the fair value hierarchy as of December 31, 2011. These assets are measured on a recurring basis.

Buffalo China Fund
	Level 1	Level 2	Level 3	Total
Common Stocks	19,387,618	-	-	19,387,618
Short Term Investment	249,690	-	-	249,690
Total*	19,637,308	-	-	19,637,308

The Buffalo Flexible Income Fund
	Level 1	Level 2	Level 3	Total
Common Stocks	131,024,813	-	-	131,024,813
Convertible Bonds	-	895,000	-	895,000
Corporate Bonds	-	75,945,033	-	75,945,033
Short Term Investments	31,902,248	-	-	31,902,248
Total*	162,927,061	76,840,033	-	239,767,094
Written Options	(78,925)	-	-	(78,925)

The Buffalo Growth Fund
	Level 1	Level 2	Level 3	Total
Common Stocks	417,848,797	-	-	417,848,797
Short Term Investment	23,261,576	-	-	23,261,576
Total*	441,110,373	-	-	441,110,373

The Buffalo High Yield Fund
	Level 1	Level 2	Level 3	Total
Common Stocks	8,906,184	-	-	8,906,184
Convertible Preferred Stocks
Consumer Discretionary	1,854,625	-		1,854,625
Financials	-	3,360,963		3,360,963
Health Care Providers & Services	-	2,194,375	-	2,194,375
Preferred Stocks
Financials	3,134,375	2,218,750	-	5,353,125
Convertible Bonds	-	21,855,788	-	21,855,788
Corporate Bonds	-	170,144,361	-	170,144,361
Short Term Investments	23,860,670	-	-	23,860,670
Total*	37,755,854	199,774,237	-	237,530,091

The Buffalo International Fund
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	303,709	-	-	303,709
Brazil	4,178,451	-	-	4,178,451
Canada	295,596			295,596
Chile	1,022,220	-	-	1,022,220
China	3,285,349	-	-	3,285,349
France	6,496,182	-	-	6,496,182
Germany	7,732,683	-	-	7,732,683
Hong Kong	4,027,963	1,292,051	-	5,320,014
India	832,869	-	-	832,869
Israel	629,616	-	-	629,616
Japan	1,336,988	-	-	1,336,988
Luxembourg	1,192,239	-	-	1,192,239
Malaysia	1,459,732	-	-	1,459,732
Mexico	794,240	-	-	794,240
Netherlands	1,877,645	-	-	1,877,645
Norway	-	482,741	-	482,741
Singapore	463,780	-	-	463,780
Spain	819,000	-	-	819,000
Sweden	768,814	-	-	768,814
Switzerland	6,910,006	-	-	6,910,006
Taiwan	1,088,068	-	-	1,088,068
United Kingdom	5,803,095	-	-	5,803,095
Preferred Stocks	2,262,951	-	-	2,262,951
Short Term Investment	1,340,167	-	-	1,340,167
Total*	54,921,363	1,774,792	-	56,696,155

The Large Cap Fund
	Level 1	Level 2	Level 3	Total
Common Stocks	30,626,813			30,626,813
Short Term Investments	902,514	-	-	902,514
Total*	31,529,327	-	-	31,529,327

The Buffalo Micro Cap Fund
	Level 1	Level 2	Level 3	Total
Common Stocks	31,730,573	-	-	31,730,573
Short Term Investments	2,148,289	-	-	2,148,289
Total*	33,878,862	-	-	33,878,862

The Buffalo Mid Cap Fund
	Level 1	Level 2	Level 3	Total
Common Stocks	638,962,129	-	-	638,962,129
Short Term Investments	33,206,602	-	-	33,206,602
Total*	672,168,731	-	-	672,168,731

The Buffalo Science & Technology Fund
	Level 1	Level 2	Level 3	Total
Common Stocks	315,774,737	-	-	315,774,737
Short Term Investment	13,320,191	-	-	13,320,191
Total*	329,094,928	-	-	329,094,928

The Buffalo Small Cap Fund
	Level 1	Level 2	Level 3	Total
Common Stocks	2,464,018,970	-	-	2,464,018,970
Preferred Stocks	2,424,753	-	-	2,424,753
Short Term Investment	76,154,702	-	-	76,154,702
Total*	2,542,598,425	-	-	2,542,598,425

*Additional information regarding the industry and/or geographical classification of these investments is disclosed in the schedule of investments.

The following is a reconciliation of the Buffalo China Fund Level 3 assets for which significant unobservable inputs were used to determine fair value for the period ended December 31, 2011:
Investments in Securities
Period Ended
Fair Value Measurement Using Significant Unobservable Inputs (Level 3)	December 31, 2011
Fair Value as of 3/31/2011	$ -	**
Total unrealized gain (losses) included in earnings	-
Realized gain included in earnings	-
Realized losses included in earnings	(3,565,820)
Purchases
Sales
Issuance
Settlements	(7,810)
Transfer in and/or out of Level 3	3,573,630
Fair Value as of 12/31/2011	$ -

The amount of total gains or losses for the period included in net increase (decrease) in net asset applicable to outstanding shares attributed to the change in unrealized gains or losses relating
to assets still held at the reporting date	$ -

The following is a reconciliation of the Buffalo High Yield Fund Level 3 assets for which significant unobservable inputs were used to determine fair value for the period ended December 31, 2011:
Investments in Securities
Period Ended
Fair Value Measurement Using Significant Unobservable Inputs (Level 3)	December 31, 2011
Fair Value as of 3/31/2011	$ -	**
Total unrealized gain (losses) included in earnings	-
Realized gain included in earnings	-
Realized losses included in earnings	-
Purchases	-
Sales	-
Issuance	-
Settlements	-
Transfer in and/or out of Level 3	-
Fair Value as of 12/31/2011	$ -	**

The amount of total gains or losses for the period included in net increase (decrease) in net asset applicable to outstanding shares attributed to the change in unrealized gains or losses relating
to assets still held at the reporting date	$ -

**Investment was valued at $0 based on unobservable inputs as of March 31, 2011 and December 31, 2011. There was no change in value in the investment(s) during the period ended December 31, 2011.

In January 2010, FASB issued Accounting Standards Update No. 2010-06, Improving Disclosures about Fair Value Measurements (ASU 2010-06). ASU 2010-06 requires new disclosures regarding transfers in and out of Levels 1 and 2 (effective for interim and annual periods beginning after December 15, 2009), as well as additional details regarding Level 3 transaction activity (effective for interim and annual periods beginning after December 15, 2010). There were no significant transfers into or out of Level 1 and Level 2 fair value measurements during the reporting period for the Buffalo China Fund, Buffalo Flexible Income Fund, Buffalo Growth Fund, Buffalo High Yield Fund, Buffalo International Fund, Buffalo Large Cap Fund, Buffalo Micro Cap Fund, Buffalo Mid Cap Fund, Buffalo Science & Technology Fund and Buffalo Small Cap Fund, as compared to their classification from the most recent annual report.

There were no significant transfers into or out of Level 1, Level 2 or Level 3 fair value measurements during the reporting period for the Buffalo China Fund, Buffalo Flexible Income Fund, Buffalo Growth Fund, Buffalo High Yield Fund, Buffalo Large Cap Fund, Buffalo Micro Cap Fund, Buffalo Mid Cap Fund, Buffalo Science & Technology Fund and Buffalo Small Cap Fund, as compared to their classification from the most recent annual report. At March 31, 2011, the securities in the Buffalo China Fund and the Buffalo International Fund were not adjusted using factors provided by the fair value vendor. At December 31, 2011, the securities in the Buffalo China Fund and the Buffalo International Fund were also not adjusted using factors provided by the fair value vendor. The following are transfers between Levels 1 and Level 2 as compared to their classification from the prior annual report:

Market Value
Fund	Leve 1 to Level 2
Buffalo International Fund	1,774,792

FASB ASC 815, Derivatives and Hedging (ASC 815) is intended to improve financial reporting about derivative instruments by requiring enhanced disclosures to enable investors to better understand how and why the Funds use derivative instruments, how these derivative instruments are accounted forandtheir effectsonthe Funds’ financial positionandresults of operations.The Buffalo Flexible Income Fund is the only Fund that has maintained any positions in derivative instruments or engaged in hedging activities during the period ended December 31, 2011.

	CALL OPTIONS WRITTEN
	CONTRACTS	PREMIUMS
Outstanding, beginning of period . . . . . . . . . . . . . . . .	350	8,970
Options written . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	14,167	501,949
Options terminated in closing transaction . . . . . .	-	-
Options exercised. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	(3,794)	(147,940)
Options expired. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	(8,598)	(308,407)
Outstanding, end of period . . . . . . . . . . . . . . . . . . . . . .	2,125	54,572

**The Funds’ valuation policy results in the use of fair valuation procedures for certain international investments when market activity follows the local closing of markets, but before the determination of the Funds’ NAVs. The use of this procedure results in the classification of investments valued in this manner as “Level 2”. In the event that such fair valuation procedures are not required, in accordance with the Funds’ policy, these investments would be included in “Level 1” designation.

TRANSACTIONS WITH AFFILIATES:*
Investments representing 5% or more of the outstanding voting securities of a portfolio company result in that company beingconsidered an affiliated company, as defined in the 1940 Act. The aggregate fair value of all securities of affiliated companies held in the Buffalo Small Cap Fund as of December 31, 2011 amounted to $772,359,192, representing 30.59% of net assets. There were no affiliated companies held in any other Funds. A summary of affiliated transactions for each company which is an affiliate at December 31, 2011 or was an affiliate during the period ended December 31, 2011 is as follows:

	Align		Cabot	Coldwater	Corinthian	The Corporate	DealerTrack
	Technology, Inc.	athenahealth Inc.	Microelectronics Corp.	Creek, Inc.	Colleges, Inc.	Executive Board Co.	Holdings Inc.

March 31, 2011
Balance
Shares	5,344,525	1,863,300	1,359,346	6,937,300	7,117,865	2,582,860	3,342,000
Cost	$66,543,681	$54,878,782	$39,829,631	$53,634,537	$94,852,258	$50,126,033	$55,972,808

Gross Additions
Shares	-	-	-	-	-	-	-
Cost	$-	$-	$-	$-	$-	$-	$-

Gross Deductions
Shares	501,000	113,950	197,096	2,310,250	2,878,515	-	-
Cost	$10,586,746	$4,252,226	$6,071,788	$27,072,826	$43,147,718	$-	$-

December 31, 2011
Balance
Shares	4,843,525	-	-	-	-	2,582,860	3,342,000
Cost	$55,956,935	$-	$-	$-	$-	$50,126,033	$55,972,808

Realized gain (loss)	$1,328,140	$2,251,368	$3,728,734	$(23,504,925)	$(37,768,279)

Investment income		$-	$-	$-	$-	$1,162,287	$-

		Internap Network	Life Time	Manhattan	MKS	Oxford	P.F. Chang's
	FormFactor, Inc.	Services Corp.	Fitness, Inc.	Associates, Inc.	Instruments, Inc.	Industries, Inc.	China Bistro, Inc.

March 31, 2011
Balance
Shares	3,215,725	2,767,000	2,593,950	1,854,492	3,266,068	1,008,225	2,250,500
Cost	$53,967,198	$42,868,707	$54,203,086	$36,681,449	$60,490,590	$26,636,601	$78,881,641

Gross Additions
Shares	-	363,500	-	-	-	-	-
Cost	$-	$2,557,387	$-	$-	$-	$-	$-

Gross Deductions
Shares	683,325	-	366,750	562,350	387,800	-	332,500
Cost	$17,730,640	$-	$16,038,272	$12,492,430	$9,274,299	$-	$14,933,520

December 31, 2011
Balance
Shares	-	3,130,500	2,227,200	1,292,142	2,878,268	1,008,225	1,918,000
Cost	$-	$45,426,094	$38,164,814	$24,189,019	$51,216,291	$26,636,601	$63,948,120

Realized gain (loss)	$(11,694,422)	$-	$(2,665,602)	$10,879,367	$2,791,330	$-	$(5,467,123)

Investment income	$-	$-	$-	$-	$1,295,221	$393,208	$1,514,730

		Universal Technical	WMS
	Stratasys Inc.	Institute, Inc.****	Industries, Inc.**	XO Group, Inc.***	Total

March 31, 2011
Balance
Shares	-	1,240,000	-	2,037,600	-
Cost	$-	$18,091,918	$-	$33,497,552	$821,156,472

Gross Additions
Shares	211,300	-	388,000	-	-
Cost	$4,972,382	$-	$12,352,507	$-	$19,882,276

Gross Deductions
Shares	-	-	-	605,000	-
Cost	$-	$-	$-	$11,683,898	$173,284,363

December 31, 2011
Balance
Shares	1,323,750	-	3,304,525	-	-
Cost	$38,322,219	$-	$60,742,586	$-	$510,701,520

Realized gain (loss)	$-		$-	$(7,204,368)	$(67,325,780)

Investment income	$-		$-		$4,365,445

* As a result of the Buffalo Small Cap Fund's beneficial ownership of common stock of these companies, regulators require that the Fund state that it may be deemed an affiliate of the respective issuer. The Fund disclaims that the "affiliated persons" are affiliates of the Distributors, Advisor, Funds or any other client of the Advisor.
** Security is an affiliate due to appreciation in market value.
*** The Knot, Inc. became XO Group, Inc. on 6/28/2011.
**** Security no longer an affiliate due to an increase in the outstanding shares of issuing company.
Note: Schedule may not roll forward, as the schedule only reflects activity during the time the Fund was deemed an affiliate (held more than 5% of a Stock's outstanding securities).

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer has concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Buffalo Funds

By /s/ Kent Gasaway
            Kent W. Gasaway, President and Treasurer

Date 2/21/2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the date indicated.

Buffalo Funds

By /s/ Kent Gasaway
            Kent W. Gasaway, President and Treasurer

Date 2/21/2012